UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-23108

Amplify ETF Trust
(Exact name of registrant as specified in charter)

310 South Hale Street
Wheaton, IL 60187

(Address of principal executive offices) (Zip code)

Christian Magoon

Amplify ETF Trust

310 South Hale Street
Wheaton, IL 60187

(Name and address of agent for service)

With copies to:

Morrison C. Warren, Esq.

Chapman and Cutler LLP

111 West Monroe Street

Chicago, IL 60603

(855) 267-3837

Registrant’s telephone number, including area code:

Date of fiscal year end: October 31

Date of reporting period: July 31, 2019

Item 1. Schedule of Investments.

Amplify Online Retail ETF

Schedule of Investments

July 31, 2019 (Unaudited)

Description	Shares	Value

COMMON STOCKS - 99.8%
Marketplace - 25.9%
Alibaba Group Holding Ltd. - ADR (a)	20,872	$3,613,152
Copart, Inc. (a)	136,370	10,572,766
Delivery Hero SE (a) (b)	78,892	3,806,001
Etsy, Inc. (a)	147,555	9,889,136
GrubHub, Inc. (a)	136,920	9,259,900
IAC/InterActiveCorp (a)	39,991	9,559,848
Just Eat PLC (a)	429,572	3,977,577
MercadoLibre, Inc. (a)	6,659	4,138,036
PayPal Holdings, Inc. (a)	82,593	9,118,267
Rakuten, Inc.	356,400	3,656,057
Shopify, Inc. (a)	14,353	4,562,532
		72,153,272
Traditional Retail - 61.1%
1-800-Flowers.com, Inc. (a)	472,726	9,255,975
Amazon.com, Inc. (a)	4,824	9,005,347
ASOS PLC (a)	76,278	2,417,372
Carvana Co. (a)	136,591	8,681,724
Chegg, Inc. (a)	248,471	11,161,317
Cimpress NV (a)	41,575	4,009,909
eBay, Inc.	243,956	10,048,548
Farfetch Ltd. (a)	155,186	3,119,239
JD.com, Inc. - ADR (a)	131,884	3,944,650
Lands’ End, Inc. (a)	562,543	6,131,719
Netflix, Inc. (a)	25,256	8,157,435
Ocado Group PLC (a)	213,340	3,231,363
Overstock.com, Inc. (a) (c)	662,223	14,913,262
PetMed Express, Inc. (c)	471,738	8,194,089
Pinduoduo, Inc. - ADR (a)	165,853	3,693,546
Qurate Retail, Inc. (a)	753,627	10,656,286
Shutterfly, Inc. (a)	206,918	10,488,673
Spotify Technology SA (a)	26,951	4,175,788
Stamps.com, Inc. (a)	224,658	10,727,419
Stitch Fix, Inc. (a) (c)	360,287	9,396,285
Vipshop Holdings Ltd. - ADR (a)	437,072	3,321,747
Wayfair, Inc. (a)	62,772	8,233,176
Zalando SE (a) (b)	85,043	3,923,874
ZOZO, Inc.	185,600	3,519,559
		170,408,302
Travel - 12.8%
Booking Holdings, Inc. (a)	4,983	9,400,978
Ctrip.com International Ltd. - ADR (a)	92,879	3,620,423
Expedia Group, Inc.	76,785	10,192,441
MakeMyTrip Ltd. (a)	158,089	4,045,497
TripAdvisor, Inc. (a)	192,099	8,481,171
		35,740,510
Total Common Stocks (Cost $287,233,681)		278,302,084

MONEY MARKET FUNDS - 0.1%
STIT-Government & Agency Portfolio - Institutional Class - 2.22% (d)	406,247	406,247
Total Money Market Funds (Cost $406,247)		406,247

INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 11.6%
First American Government Obligations Fund, Class Y - 1.93% (d)	32,341,095	32,341,095
Total Investments Purchased with Proceeds from Securities Lending (Cost $32,341,095)		32,341,095
Total Investments - 111.5%
(Cost $319,981,023)		$311,049,426

Percentages are based on Net Assets of $278,918,139.

ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	Security exempt from registration under Rule 144(a) and Regulation S of 1933. Such securities are treated as liquid securities, according to the Fund’s liquidity guidelines. At July 31, 2019 the value of these securities amounted to $7,729,875 or 2.8% of net assets.
(c)	All or a portion of this security is out on loan as of July 31, 2019. Total value of securities out on loan is $31,195,330 or 11.2% of net assets.
(d)	Seven-day yield as of July 31, 2019.

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or they may be defined by Fund management. This definition may not apply for purposes of this report, which may combine sub-classifications for reporting ease. Industries are shown as a percentage of net assets.

Amplify CWP Enhanced Dividend Income ETF

Schedule of Investments

July 31, 2019 (Unaudited)

Description	Shares	Value

COMMON STOCKS - 89.6%
Communication Services - 2.0%
Verizon Communications, Inc.	7,200	$397,944

Consumer Discretionary - 16.6%
McDonald’s Corp. (a)	5,586	1,177,082
The Home Depot, Inc.	4,850	1,036,397
The Walt Disney Co.	7,345	1,050,408
		3,263,887
Consumer Staples - 17.6%
Mondelez International, Inc. (a)	10,725	573,680
PepsiCo, Inc.	4,560	582,814
The Procter & Gamble Co.	6,066	716,031
Walgreens Boots Alliance, Inc.	10,900	593,941
Walmart, Inc. (a)	9,077	1,001,919
		3,468,385
Energy - 5.0%
Chevron Corp.	7,930	976,262

Financials - 12.9%
American Express Co.	8,079	1,004,785
JPMorgan Chase & Co.	7,930	919,880
The Goldman Sachs Group, Inc.	2,810	618,566
		2,543,231
Health Care - 13.9%
Abbott Laboratories (a)	7,135	621,458
Johnson & Johnson	4,322	562,811
Merck & Co., Inc.	7,400	614,126
UnitedHealth Group, Inc.	3,810	948,728
		2,747,123
Industrials - 7.3%
Nucor Corp.	9,531	518,296
The Boeing Co.	2,698	920,503
		1,438,799
Information Technology - 11.4%
Apple, Inc.	4,825	1,027,918
International Business Machines Corp.	4,119	610,601
Visa, Inc. - Class A	3,400	605,200
		2,243,719
Utilities - 2.9%
Duke Energy Corp.	6,500	563,680
Total Common Stocks (Cost $16,230,770)		17,643,030

MONEY MARKET FUNDS - 10.9%
STIT-Government & Agency Portfolio - Institutional Class - 2.22% (b)	2,156,671	2,156,671
Total Money Market Funds (Cost $2,156,671)		2,156,671

Total Investments - 100.5%
(Cost $18,387,441)		$19,799,701

Percentages are based on Net Assets of $19,703,551.

(a)	All or a part of this security is held as collateral for the options written. At July 31, 2019, the value of these securities amounted to $3,374,139 or 17.1% of net assets.
(b)	Seven-day yield as of July 31, 2019.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Fund’s Administrator, U.S. Bancorp Fund Services, LLC.

Amplify CWP Enhanced Dividend Income ETF

Schedule of Options Written

July 31, 2019 (Unaudited)

Description	Contracts	Notional Amount	Value
Call Options Written(a) - (0.12)%
Abbott Laboratories, Expires 8/16/2019, Strike Price $85.00	71	(618,410)	$(19,596)
McDonald’s Corp., Expires 8/16/2019, Strike Price $225.00	55	(1,158,960)	(303)
Mondelez International, Inc., Expires 8/02/2019, Strike Price $53.00	50	(267,450)	(3,425)
Walmart, Inc., Expires 8/16/2019, Strike Price $120.00	90	(993,420)	(1,170)
Total Call Options Written (Premiums Received $40,704)			$(24,494)

(a)	Exchange Traded

Amplify Transformational Data Sharing ETF

Schedule of Investments

July 31, 2019 (Unaudited)

Description	Shares	Value

COMMON STOCKS - 99.5%
Banks - 6.9%
Banco Bilbao Vizcaya Argentaria SA - ADR	158,420	$809,526
Banco Santander SA - ADR	141,804	601,249
BOC Hong Kong Holdings Ltd.	229,556	882,665
JPMorgan Chase & Co.	12,127	1,406,732
Signature Bank/New York NY	7,737	986,158
The Goldman Sachs Group, Inc.	13,148	2,894,270
		7,580,600
Commercial Services - 7.1%
Hive Blockchain Technologies Ltd. (a)	5,772,573	1,443,362
MoneyGram International, Inc. (a) (b)	208,662	511,222
QIWI PLC - Class A - ADR	63,882	1,403,487
Recruit Holdings Co. Ltd.	30,044	1,026,782
Square, Inc. - Class A (a)	43,695	3,513,515
		7,898,368
Computers - 5.9%
Accenture PLC	14,963	2,881,575
International Business Machines Corp.	24,150	3,579,996
		6,461,571
Diversified Financial Services - 18.6%
American Express Co.	6,211	772,462
CME Group, Inc. - Class A	10,764	2,092,737
GAIN Capital Holdings, Inc. (b)	17,663	75,244
Galaxy Digital Holdings Ltd. (a) (c)	2,150,775	3,389,614
Hut 8 Mining Corp. (a) (b)	690,496	1,281,797
IG Group Holdings PLC	189,461	1,317,449
Intercontinental Exchange, Inc.	20,074	1,763,702
Mastercard, Inc. - Class A	2,079	566,049
Monex Group, Inc.	503,436	1,503,968
Nasdaq, Inc.	10,938	1,054,095
Plus500 Ltd.	132,606	966,606
SBI Holdings, Inc.	176,904	4,055,507
TD Ameritrade Holding Corp.	15,865	810,701
Visa, Inc. - Class A	4,818	857,604
		20,507,535
Internet - 40.5%
Alibaba Group Holding Ltd. - ADR (a)	6,435	1,113,963
Alphabet, Inc. - Class A (a)	2,234	2,721,459
Baidu, Inc. - Class A - ADR (a)	10,533	1,176,536
Digital Garage, Inc.	146,537	5,084,816
Facebook, Inc. - Class A(a)	14,745	2,863,921
GMO internet, Inc.	307,903	5,043,507
JD.com, Inc. -Class A - ADR (a)	74,225	2,220,070
Kakao Corp.	34,749	3,730,135
LINE Corp. - ADR (a) (b)	48,278	1,535,723
NAVER Corp.	10,114	1,179,725
Opera Ltd. - ADR (a) (b)	280,286	3,181,246
Overstock.com, Inc. (a) (b)	293,361	6,606,490
Rakuten, Inc.	337,471	3,461,877
Tencent Holdings Ltd.	20,313	955,430
Xunlei Ltd. - ADR (a)(b)	395,740	882,500
Yahoo Japan Corp.	1,013,374	2,990,101
		44,747,499
Semiconductors - 10.4%
Advanced Micro Devices, Inc. (a)	42,420	1,291,689
Global Unichip Corp.	386,465	3,187,865
Intel Corp.	28,568	1,444,112
NVIDIA Corp.	8,018	1,352,797
Samsung Electronics Co. Ltd.	43,549	1,669,299
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	60,573	2,582,227
		11,527,989
Software - 8.9%
Akamai Technologies, Inc. (a)	13,945	1,228,973
DocuSign, Inc. (a)	15,355	794,160
Microsoft Corp.	20,764	2,829,510
Nexon GT Co. Ltd. (a)	254,492	1,809,042
Oracle Corp.	29,129	1,639,963
SAP SE - ADR	12,631	1,553,992
		9,855,640
Telecommunications - 1.2%
Cisco Systems, Inc.	24,453	1,354,696
Total Common Stocks (Cost $113,240,138)		109,933,898

MONEY MARKET FUNDS - 0.4%
STIT-Government & Agency Portfolio - Institutional Class - 2.22% (d)	449,715	449,715
Total Money Market Funds (Cost $449,715)		449,715

INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 10.4%
First American Government Obligations Fund, Class Y - 1.93% (d)	11,516,447	11,516,447
Total Investments Purchased with Proceeds from Securities Lending (Cost $11,516,447)		11,516,447
Total Investments - 110.3%
(Cost $125,206,300)		$121,900,060

Percentages are based on Net Assets of $110,559,479.

ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	All or a portion of this security is out on loan as of July 31, 2019. Total value of securities out on loan is $11,027,972 or 10.0% of net assets.
(c)	Illiquid security. At July 31, 2019, the value of this security amonted to $3,389,614 or 3.1% of net assets.
(d)	Seven-day yield as of July 31, 2019.

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or they may be defined by Fund Management. This definition may not apply for purposes of this report, which may combine sub-classifications for reporting ease. Industries are shown as a percentage of net assets.

Amplify Advanced Battery Metals and Materials ETF

Schedule of Investments

July 31, 2019 (Unaudited)

Description	Shares	Value

COMMON STOCKS - 99.0%
Industrials - 5.8%
AMG Advanced Metallurgical Group NV	4,062	$117,362
Clean TeQ Holdings Ltd. (a)	591,183	169,798
		287,160
Materials - 93.2%
Albemarle Corp.	1,663	121,332
Altura Mining Ltd. (a)	1,627,049	111,266
Aneka Tambang Tbk	810,400	54,057
Assore Ltd.	6,786	166,109
Bushveld Minerals Ltd. (a)	309,677	96,974
China Molybdenum Co. Ltd.	345,240	99,671
Cobalt 27 Capital Corp. (a)	38,234	117,327
Eramet	1,924	92,969
First Quantum Minerals Ltd.	15,597	143,703
Freeport-McMoRan, Inc.	10,391	114,924
Galaxy Resources Ltd. (a)	148,077	129,616
Ganfeng Lithium Co. Ltd.	32,130	103,172
Glencore PLC	33,173	107,490
Independence Group NL	54,194	199,386
Jinchuan Group International Resources Co. Ltd.	1,612,746	131,852
Johnson Matthey PLC	3,175	124,135
Jupiter Mines Ltd.	525,877	145,646
Katanga Mining Ltd. (a) (b)	355,327	106,345
Kidman Resources Ltd. (a)	149,209	192,849
Largo Resources Ltd. (a)	80,868	113,968
Lithium Americas Corp. (a) (b)	42,165	154,948
Livent Corp. (a)	18,172	117,028
Lundin Mining Corp.	24,651	119,351
Metals X Ltd. (a)	516,315	75,913
MMC Norilsk Nickel PJSC - ADR	11,639	269,094
Nanjing Hanrui Cobalt Co. Ltd.	10,710	74,521
Nemaska Lithium, Inc. (a)	223,132	48,184
Orocobre Ltd. (a)	48,746	95,005
Pilbara Minerals Ltd. (a)	252,535	81,167
Sociedad Quimica y Minera de Chile SA - ADR	4,235	124,890
South32 Ltd.	51,093	109,711
Sumitomo Metal Mining Co. Ltd.	5,049	144,569
Syrah Resources Ltd. (a)	127,569	75,025
Tawana Resources NL (a) (c)	14,896	–
Tianqi Lithium Corp.	31,290	105,837
Umicore SA	2,696	84,879
Vale Indonesia Tbk PT (a)	1,096,282	236,979
Western Areas Ltd.	107,140	161,189
Zhejiang Huayou Cobalt Co. Ltd.	25,038	85,018
		4,636,099
Total Common Stocks (Cost $7,603,827)		4,923,259

MONEY MARKET FUNDS - 0.8%
STIT-Government & Agency Portfolio - Institutional Class - 2.22% (d)	41,420	41,420
Total Money Market Funds (Cost $41,420)		41,420

INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 9.8%
First American Government Obligations Fund, Class Y - 1.93% (d)	486,412	486,412
Total Investments Purchased with Proceeds from Securities Lending (Cost $486,412)		486,412
Total Investments - 109.6%
(Cost $8,131,659)		$5,451,091

Percentages are based on Net Assets of $4,975,457.

ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	All or a portion of this security is out on loan as of July 31, 2019. Total value of securities out on loan is $247,113 or 5.0% of net assets.
(c)	Illiquid security. At July 31, 2019, the value of this security amonted to $0.00 or 0.00% of net assets. The Fund has fair valued this security. Value determined using significant unobservable inputs.
(d)	Seven-day yield as of July 31, 2019.

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or they may be defined by Fund Management. This definition may not apply for purposes of this report, which may combine sub-classifications for reporting ease. Industries are shown as a percentage of net assets.

Amplify EASI Tactical Growth ETF

Schedule of Investments

July 31, 2019 (Unaudited)

Description	Shares	Value

COMMON STOCKS - 99.9%
Consumer Discretionary - 10.0%
Amazon.com, Inc. (a)	304	$567,501
Baozun, Inc. - ADR (a) (b)	11,647	577,808
Chipotle Mexican Grill, Inc. (a)	817	649,948
Lululemon Athletica, Inc. (a)	3,268	624,482
		2,419,739
Financials - 14.9%
Apollo Global Management LLC	17,309	571,197
Arch Capital Group Ltd. (a)	16,169	625,578
Banco Macro SA - ADR	8,417	583,130
OFG Bancorp	25,878	585,619
Qudian, Inc. - ADR (a)	73,948	675,885
The Progressive Corp.	7,315	592,369
		3,633,778
Health Care - 10.6%
Arrowhead Pharmaceuticals, Inc. (a)	22,762	661,464
Insulet Corp. (a)	5,149	633,018
Repligen Corp. (a)	7,296	688,669
Veeva Systems, Inc. (a)	3,534	586,291
		2,569,442
Industrials - 17.6%
Copart, Inc. (a)	8,018	621,636
Generac Holdings, Inc. (a)	8,797	636,023
Great Lakes Dredge & Dock Corp. (a)	52,649	564,924
Hexcel Corp.	7,619	622,929
IHS Markit Ltd. (a)	9,424	607,094
Kratos Defense & Security Solutions, Inc. (a)	25,745	634,614
Lockheed Martin Corp.	1,672	605,548
		4,292,768
Information Technology - 44.7%
Adobe, Inc. (a)	1,995	596,226
ANSYS, Inc. (a)	2,907	590,470
Aspen Technology, Inc. (a)	4,674	616,360
Cadence Design Systems, Inc. (a)	8,246	609,462
EPAM Systems, Inc. (a)	3,211	622,260
Genpact Ltd.	16,055	637,062
Global Payments, Inc.	3,762	631,715
Globant SA (a)	5,719	606,214
Keysight Technologies, Inc. (a)	6,783	607,214
MercadoLibre, Inc. (a)	969	602,156
Pagseguro Digital Ltd. (a)	14,231	618,764
PayPal Holdings, Inc. (a)	5,168	570,547
Paysign, Inc. (a) (b)	38,418	542,078
Perficient, Inc. (a)	17,632	602,486
SAP SE - ADR	4,541	558,679
The Trade Desk, Inc. (a)	2,546	670,387
Universal Display Corp.	3,097	653,715
Zix Corp. (a)	61,446	559,773
		10,895,568
Real Estate - 2.1%
Innovative Industrial Properties, Inc. (b) (c)	4,883	515,986
Total Common Stocks (Cost $23,188,752)		24,327,281

MONEY MARKET FUNDS - 0.2%
STIT-Government & Agency Portfolio - Institutional Class - 2.22% (d)	43,313	43,313
Total Money Market Funds (Cost $43,313)		43,313

INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 5.4%
First American Government Obligations Fund, Class Y - 1.93% (d)	1,327,425	1,327,425
Total Investments Purchased with Proceeds from Securities Lending (Cost $1,327,425)		1,327,425
Total Investments - 105.5%
(Cost $24,559,490)		$25,698,019

Percentages are based on Net Assets of $24,362,925.

ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	All or a portion of this security is out on loan as of July 31, 2019. Total value of securities out on loan is $1,282,388 or 5.3% of net assets.
(c)	Real Estate Investment Trust.
(d)	Seven-day yield as of July 31, 2019.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Fund’s Administrator, U.S. Bancorp Fund Services, LLC.

Amplify BlackSwan Growth & Treasury Core ETF

Schedule of Investments

July 31, 2019 (Unaudited)

Description	Par Value	Value
U.S. GOVERNMENT NOTES/BONDS - 86.1%
2.500%, 02/28/2021	4,274,000	$4,310,730
2.125%, 05/15/2022	14,986,000	15,096,639
2.375%, 02/29/2024	14,702,000	15,047,727
2.375%, 04/30/2026	14,729,000	15,149,870
2.625%, 02/15/2029	14,371,000	15,124,635
3.000%, 02/15/2049	16,865,000	18,520,207
Total U.S. Government Notes/Bonds (Cost $82,757,121)		83,249,808

	Contracts	Notional Amount
PURCHASED CALL OPTIONS (a) - 13.1%
SPDR S&P 500 ETF Trust, Expires 12/20/2019, Strike Price $255.00	1,431	$42,562,233	6,524,644
SPDR S&P 500 ETF Trust, Expires 06/19/2020, Strike Price $245.00	1,060	31,527,580	6,119,910
Total Purchased Call Options (Cost $9,157,745)			12,644,554

	Shares
MONEY MARKET FUNDS - 0.0% (b)
STIT-Government & Agency Portfolio - Institutional Class - 2.22% (c)	3,572	3,572
Total Money Market Funds (Cost $3,572)		3,572
Total Investments - 99.2%
(Cost $91,918,438)		$95,897,934

Percentages are based on Net Assets of $96,657,185.

(a)	Exchange Traded.
(b)	Less than 0.005%.
(c)	Seven-day yield as of July 31, 2019.

Amplify International Online Retail ETF

Schedule of Investments

July 31, 2019 (Unaudited)

Description	Shares	Value

COMMON STOCKS - 99.9%
Marketplace - 32.5%
58.com, Inc. - Class A - ADR (a)	1,006	$56,718
Alibaba Group Holding Ltd. - ADR (a)	346	59,896
B2W Cia Digital (a)	6,800	68,188
Delivery Hero SE (a) (b)	1,562	75,791
Just Eat PLC (a)	8,670	80,831
Kogan.com Ltd.	18,494	63,098
MercadoLibre, Inc. (a)	110	68,356
Mercari, Inc. (a)	2,200	59,389
Rakuten, Inc.	5,600	57,560
Shopify, Inc. - Class A (a)	218	69,298
Syuppin Co. Ltd.	3,600	24,602
Tencent Holdings Ltd.	1,200	56,444
Yixin Group Ltd. (a) (b)	111,000	25,241
Yume No Machi Souzou Iinkai Co. Ltd.	3,800	57,608
Yunji, Inc. - Class A - ADR (a)	5,412	58,017
		881,037
Traditional Retail - 53.5%
ASKUL Corp.	2,800	70,300
ASOS PLC (a)	2,174	69,371
boohoo Group PLC (a)	26,582	77,954
Boozt AB (a) (b)	5,520	31,245
China Literature Ltd. (a) (b)	12,400	49,978
Dustin Group AB (b)	3,632	31,651
Farfetch Ltd. - Class A (a)	3,504	70,430
HelloFresh SE (a)	6,936	67,263
iQIYI, Inc. - Class A - ADR (a)	2,914	54,171
Istyle, Inc. (a)	7,800	59,411
JD.com, Inc. - Class A - ADR (a)	1,890	56,530
Jumei International Holding Ltd. - Class A - ADR (a)	10,466	23,758
Jumia Technologies AG - ADR (a)	2,638	44,899
Kitanotatsujin Corp.	10,600	69,316
MOGU, Inc. - ADR (a)	8,032	19,759
MonotaRO Co. Ltd.	2,400	52,962
Ocado Group PLC (a)	4,576	69,787
Oisix ra daichi, Inc. (a)	4,400	58,923
PChome Online, Inc. (a)	6,000	29,329
Pinduoduo, Inc. - Class A - ADR (a)	2,924	65,117
Qliro Group AB (a)	23,750	27,827
Secoo Holding Ltd. - Class A - ADR (a)	3,414	27,278
Vipshop Holdings Ltd. - Class A - ADR (a)	7,362	55,951
Webjet Ltd.	7,432	69,513
Zalando SE (a) (b)	1,502	69,703
zooplus AG (a)	512	67,039
ZOZO, Inc.	3,200	60,802
		1,450,267
Travel - 13.9%
Ctrip.com International Ltd. - ADR (a)	1,522	59,328
Despegar.com Corp. (a)	4,992	64,946
Evolable Asia Corp.	2,600	62,333
MakeMyTrip Ltd. - Class A (a)	2,602	66,585
On the Beach Group PLC (b)	5,138	29,695
Open Door, Inc. (a)	2,200	55,945
Trivago NV - Class A - ADR (a)	7,168	36,843
		375,675
Total Common Stocks (Cost $2,604,357)		2,706,979

MONEY MARKET FUNDS - 0.1%
STIT-Government & Agency Portfolio - Institutional Class - 2.22% (c)	2,910	2,910
Total Money Market Funds (Cost $2,910)		2,910
Total Investments - 100.0%
(Cost $2,607,267)		$2,709,889

Percentages are based on Net Assets of $2,708,891.

ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	Security exempt from registration under Rule 144(a) and Regulation S of 1933. Such securities are treated as liquid securities, according to the Fund’s liquidity guidelines. At July 31, 2019 the value of these securities amounted to $313,304 or 11.6% of net assets.
(c)	Seven-day yield as of July 31, 2019.

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or they may be defined by Fund management. This definition may not apply for purposes of this report, which may combine sub-classifications for reporting ease. Industries are shown as a percentage of net assets.

Amplify CrowdBureau Peer-to-Peer Lending & Crowdfunding ETF

Schedule of Investments

July 31, 2019 (Unaudited)

Description	Shares	Value

COMMON STOCKS - 98.6%
Consumer Discretionary - 1.6%
Amazon.com, Inc. (a)	10	$18,668
Financials - 76.8%
360 Finance, Inc. - Class A - ADR (a)	780	8,377
China Rapid Finance Ltd. - Class A - ADR (a)	13,748	5,912
CNFinance Holdings Ltd. - ADR (a)	1,052	5,975
Elevate Credit, Inc. (a)	404	1,681
Enova International, Inc. (a)	122	3,288
Golden Bull Ltd. (a)	3,578	4,580
Green Dot Corp. (a)	128	6,488
Hexindai, Inc. - ADR	7,530	17,018
Jianpu Technology, Inc. - Class A - ADR (a)	13,820	50,719
LendingClub Corp. (a)	3,439	50,828
LendingTree, Inc. (a)	722	232,874
LexinFintech Holdings Ltd. - Class A - ADR (a)	10,436	110,622
On Deck Capital, Inc. (a)	9,532	34,124
OneMain Holdings, Inc.	262	10,860
PPDAI Group, Inc. - Class A - ADR	12,766	49,532
Qudian, Inc. - Class A - ADR (a)	19,924	182,105
Senmiao Technology Ltd. (a)	4,696	6,058
The Goldman Sachs Group, Inc.	94	20,692
Weidai Ltd. - Class A - ADR (a)	686	5,670
X Financial - Class A - ADR	2,508	7,098
Yirendai Ltd. - ADR (a)	4,482	50,154
		864,655
Industrials - 4.4%
Equifax, Inc.	182	25,314
TransUnion	288	23,844
		49,158
Information Technology - 15.8%
CoreLogic, Inc. (a)	150	6,836
Facebook, Inc. - Class A (a)	84	16,315
Fair Isaac Corp. (a)	52	18,066
Global Payments, Inc.	200	33,584
GreenSky, Inc. - Class A (a)	4,284	48,966
Pagseguro Digital Ltd. - Class A (a)	390	16,957
PayPal Holdings, Inc. (a)	176	19,430
Square, Inc. - Class A (a)	226	18,173
		178,327
Total Common Stocks (Cost $1,291,483)		1,110,808

MONEY MARKET FUNDS - 0.6%
STIT-Government & Agency Portfolio - Institutional Class - 2.22% (b)	6,351	6,351
Total Money Market Funds (Cost $6,351)		6,351
Total Investments - 99.2%
(Cost $1,297,834)		$1,117,159

Percentages are based on Net Assets of $1,126,192.

ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	Seven-day yield as of July 31, 2019.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Fund’s Administrator, U.S. Bancorp Fund Services, LLC.

In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP, the Funds disclose fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The following describes the levels of the fair value hierarchy:

Level 1 – Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date;

Level 2 – Quoted prices which are not active, or inputs that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3 – Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity)

The valuation techniques used by the Funds to measure fair value for the period ended July 31, 2019 maximized the use of observable inputs and minimized the use of unobservable inputs.

Common stocks, preferred stock and other equity securities listed on any national or foreign exchange (excluding Nasdaq) and the London Stock Exchange Alternative Investment Market (“AIM”) will be valued at the last price on the exchange on which they are principally traded or, for Nasdaq and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the exchange representing the principal market for such securities. Redeemable securities issued by open-end investment companies shall be valued at the investment company’s applicable NAV, with the exception of exchange-traded open-end investment companies which are priced as equity securities. Exchange-traded options will be valued at the current mean price where such contracts are principally traded. Futures contracts will be valued at the settlement price. Securities traded in the over-the-counter market are valued at the mean of the bid and the asked price, if available, and otherwise at their closing bid price.

If no quotation is available from either a pricing service, or one or more brokers or if the pricing committee has reason to question the reliability or accuracy of a quotation supplied, securities are valued at fair value as determined in good faith by the pricing committee, pursuant to procedures established under the general supervision and responsibility of the Fund’s Board of Trustees (the “Board”).

The following is a summary of the fair valuations according to the inputs used to value the Funds’ investments as of July 31, 2019:

Category	Amplify Online Retail ETF	Amplify CWP Enhanced Dividend Income ETF	Amplify Transformational Data Sharing ETF	Amplify EASI Tactical Growth ETF	Amplify BlackSwan Growth & Treasury Core ETF	Amplify CrowdBureau Peer-to-Peer Lending & Crowdfunding ETF
Investments in Securities
Assets
Level 1
Common Stocks	$278,302,084	$17,643,030	$109,933,898	$24,327,281	$-	$1,099,163
Money Market Funds	406,247	2,156,671	449,715	43,313	3,572	6,351
Investments Purchased with Proceeds from Securities Lending	32,341,095	-	11,516,447	1,327,425	-	-
Total Level 1	311,049,426	19,799,701	121,900,060	25,698,019	3,572	1,105,514
Level 2
Common Stocks	-	-	-	-	-	11,645
U.S. Government Notes/Bonds	-	-	-	-	83,249,808	-
Purchased Options	-	-	-	-	12,644,554	-
Total Level 2	-	-	-	-	95,894,362	11,645
Level 3	-	-	-	-	-	-
Total Level 3	-	-	-	-	-	-
Total	$311,049,426	$19,799,701	$121,900,060	$25,698,019	$95,897,934	$1,117,159
Other Financial Instruments(a)
Liabilities
Level 1	$-	$-	$-	$-	$-	$-
Total Level 1	-	-	-	-	-	-
Level 2
Options Written	-	24,494	-	-	-	-
Total Level 2	-	24,494	-	-	-	-
Level 3	-	-	-	-	-	-
Total Level 3	-	-	-	-	-	-
Total	$-	$24,494	$-	$-	$-	$-

(a)	Other Financial Instruments are derivative instruments not reflected in the Schedule of Investments. Such as written options, which are reflected at value.

Category	Amplify Advanced Battery Metals and Materials ETF	Amplify International Online Retail ETF
Investments in Securities
Assets
Level 1
Common Stocks
Argentina	$-	$133,302
Australia	1,546,569	132,610
Belgium	84,879	-
Brazil	-	68,188
Britain	124,135	398,067
Canada	697,480	69,298
Chile	124,890	-
China	468,220	668,185
France	92,969	-
Germany	-	361,539
Hong Kong	131,852	-
India	-	66,585
Indonesia	291,036	-
Japan	144,569	689,153
Netherlands	117,362	-
Russia	269,094	-
South Africa	263,084	-
Sweden	-	90,723
Switzerland	213,836	-
Taiwan	-	29,329
United States	353,284	-
Money Market Funds	41,420	2,910
Investments Purchased with Proceeds from Securities Lending	486,412	-
Total Level 1	5,451,091	2,709,889
Level 2	-
Total Level 2	-	-
Level 3	-	-
Total Level 3	-	-
Total	$5,451,091	$2,709,889

See the Schedules of Investments for further disaggregation of investment categories.

For the period ended July 31, 2019, there were no transfers into or out of Level 3 for the Funds. Below is a reconciliation of securities in Level 3 for Amplify Advanced Battery Metals and Materials ETF.

Amplify Advanced Battery Metals and Materials ETF	Balance as of 10/31/2018	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)	Purchases/Acquisition	Sales	Transfers In/Out of Level 3	Balance as of 07/31/2019	Net Change in Unrealized Appreciation (Depreciation) on securities held at 07/31/2019
Common Stocks	$-	$-	$-	$-	$-	$-	$-	$-

The following is a summary of quantitative information about Level 3 Fair Value Measurements:

Amplify Advanced Battery Metals and Materials ETF	Fair Value as of 07/31/2019	Valuation Techniques	Unobservable Input	Input Values	Range/Weighted Average Unobservable Input (a)
Common Stocks	$-	Proration of Share Price	Corporate Action Details	0.00 AUD	0.00 AUD

(a)	Table presents information for one security, which is valued at $0.00 as of July 31, 2019.

Secured Borrowings (unaudited)

The Funds adopted guidance requiring entities to present gross obligations for secured borrowings by the type of collateral pledged and remaining time to maturity.

Amplify Online Retail ETF, Amplify Transformational Data Sharing ETF, Amplify Advanced Battery Metals and Materials ETF, and Amplify EASI Tactical Growth ETF loaned securities that were collateralized by cash. The cash collateral is invested by the securities lending agents in accordance with approved investment guidelines. Those guidelines require the cash collateral to be invested in readily marketable, high quality, short-term obligations; however, such investments are subject to risk of payment delays or default on the part of the issuer or counterparty or otherwise may not generate sufficient interest to support the costs associated with securities lending. The Funds could also experience delays in recovering its securities and possible loss of income or value if the borrower fails to return the borrowed securities, although the Funds are indemnified from this risk by contract with the securities lending agent.

Amplify Online Retail ETF
Securities Lending Transactions	Overnight and Continuous	Up to 30 Days	30-90 Days	30-90 Days	Greater than 90 Days	Total
Money Market Funds	$32,341,095	$-	$-	$-	$-	$32,341,095
Total Borrowings	$32,341,095	$-	$-	$-	$-	$32,341,095

Amplify Transformational Data Sharing ETF
Securities Lending Transactions	Overnight and Continuous	Up to 30 Days	30-90 Days	30-90 Days	Greater than 90 Days	Total
Money Market Funds	$11,516,447	$-	$-	$-	$-	$11,516,447
Total Borrowings	$11,516,447	$-	$-	$-	$-	$11,516,447

Amplify Advanced Battery Metals and Materials ETF
Securities Lending Transactions	Overnight and Continuous	Up to 30 Days	30-90 Days	30-90 Days	Greater than 90 Days	Total
Money Market Funds	$486,412	$-	$-	$-	$-	$486,412
Total Borrowings	$486,412	$-	$-	$-	$-	$486,412

Amplify EASI Tactical Growth ETF
Securities Lending Transactions	Overnight and Continuous	Up to 30 Days	30-90 Days	30-90 Days	Greater than 90 Days	Total
Money Market Funds	$1,327,425	$-	$-	$-	$-	$1,327,425
Total Borrowings	$1,327,425	$-	$-	$-	$-	$1,327,425

Derivative Instrument and Hedging Activities

July 31, 2019 (Unaudited)

The Amplify CWP Enhanced Dividend Income ETF (“DIVO”) will employ an option strategy in which it will write U.S. exchange-traded covered call options on Equity Securities in the portfolio in order to seek additional income (in the form of premiums on the options) and selective repurchase of such options. A call option written (sold) by DIVO will give the holder (buyer) the right to buy a certain equity security at a predetermined strike price from DIVO. A premium is the income received by an investor who sells or writes an option contract to another party. DIVO seeks to lower risk and enhance total return by tactically selling short-term call options on some, or all, of the equity securities in the portfolio. Specifically, DIVO seeks to provide gross income of approximately 2-3% from dividend income and 2-4% from option premium, plus the potential for capital appreciation. Unlike a systematic covered call program, DIVO is not obligated to continuously cover each individual equity position. When one of the underlying stocks demonstrates strength or an increase in implied volatility, DIVO identifies that opportunity and sells call options tactically, rather than keeping all positions covered and limiting potential upside.

When DIVO writes an option, an amount equal to the premium received by DIVO is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated by DIVO on the expiration date as realized gains from options written. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or, if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether DIVO has realized a gain or loss. DIVO, as a writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option. During the period, DIVO used written covered call options in a manner consistent with the strategy described above.

The Amplify BlackSwan Growth & Treasure Core ETF’s (“SWAN”) investments in options contracts will primarily be long-term equity anticipation securities known as LEAP Options. LEAP Options are long-term exchange-traded call options that allow holders the opportunity to participate in the underlying securities’ appreciation in excess of a specified strike price without receiving payments equivalent to any cash dividends declared on the underlying securities. A holder of a LEAP Option will be entitled to receive a specified number of shares of the underlying stock upon payment of the exercise price, and therefore the LEAP Option will be exercisable at any time the price of the underlying stock is above the strike price. However, if at expiration the price of the underlying stock is at or below the strike price, the LEAP Option will expire and be worthless.

Statement of Assets and Liabilities -- Values of Derivative Instruments as of July 31, 2019:

DIVO			SWAN
	Liability Derivatives			Asset Derivatives
Derivatives not accounted for as hedging instruments	Location	Value	Derivatives not accounted for as hedging instruments	Location	Value
Equity Contracts - Options	Options Written, at Value	$24,494	Equity Contracts - Options	Options Purchased, at Value	$12,644,554

The average monthly market value of options written in DIVO during the period ended July 31, 2019 was $(27,803).

The average monthly market value of options purchased in SWAN during the period ended July 31, 2019 was $7,369,509.

Item 2. Controls and Procedures.

(a)	The Registrant’s President and Treasurer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Amplify ETF Trust

By (Signature and Title)	/s/ Christian Magoon
Christian Magoon,
President and Principal Executive Officer

Date	9/17/19

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Christian Magoon
Christian Magoon,
President and Principal Executive Officer

Date	9/17/19

By (Signature and Title)*	/s/ Bradley H. Bailey
Bradley H. Bailey,
Principal Financial Officer

Date	9/17/19

* Print the name and title of each signing officer under his or her signature.